Revenue from Contracts with Customers - Schedule of Revenue Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Types of goods
Whisky products	$ 1,883,548	$ 1,382,345
Timing of revenue recognition
Goods transferred at a point in time	$ 1,883,548	$ 1,382,345